AXA Equitable Life Insurance Company

Supplement dated October 28, 2016 to the prospectus for the American Dental Association Members Retirement Program dated May 1, 2016
--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced Prospectus. You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your Prospectus.

The purpose of this Supplement is to provide you with information regarding certain investment option additions. Please note the following:

New investment option

Effective on or about November 28, 2016, the Guaranteed Interest Option ("GIO") is being added as an investment option under the ADA Members Retirement Program contract.

Please note that contributions allocated and amounts transferred to the GIO become part of our general account. Interests in the general account have not been registered under the Securities Act of 1933, nor is the general account registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of those two Acts.

The following hereby amends, and to the extent inconsistent replaces, the corresponding paragraph in "What is the ADA Members Retirement Program Contract?"

   The ADA Members Retirement Program contract is a deferred group annuity contract issued by AXA Equitable Life Insurance Company (the "AXA Equitable"). Contributions to the Plan trusts retained under the plans will be allocated among the Funds, the Guaranteed Rate Accounts, Guaranteed Interest Option and our Money Market Guarantee Account, in accordance with participant instructions.

The following hereby amends, and to the extent inconsistent replaces, the corresponding paragraph in "What is the ADA Members Retirement Program Contract?":

   Guaranteed Options. The guaranteed options we offer are the Guaranteed Interest Option and the Money Market Guarantee Account. If you are an existing contract holder you may still have allocated values to the 3-year Guaranteed Rate Account and a 5-year Guaranteed Rate Account. On July 10, 2015, the 3-year and 5-year Guaranteed Rate Accounts were closed to contributions, transfers and loan repayments.

The following hereby amends, and to the extent inconsistent replaces, the corresponding paragraph in "The Contract at a glance-key features - Guaranteed options":

   The guaranteed options include two Guaranteed Rate Accounts, Guaranteed Interest Option and a Money Market Guarantee Account. On July 5, 2015, the 3-year Guaranteed Rate Account and the 5-year Guaranteed Rate Account were closed to contributions, transfers and loan repayments.

The following hereby amends, and to the extent inconsistent replaces, Footnote
(2) to the "Fee Table":

   This charge will fluctuate from year to year based on assets in the Investment Trusts and the number of participants enrolled in the Program. Based on the number of participants in the program and the assets in the Investment Trusts, we anticipate that the program expense charge for the 12 month period beginning May 1, 2016 will be 0.49%. This charge is also deducted from amounts in the GRAs, GIO and the Money Market Guarantee Account. For a description of how it is calculated for amounts in the Funds, GRAs, GIO and the Money Market Guarantee Account, see "Charges based on the amounts in the Program" in "Charges and expenses" section in the prospectus.

              Form No. IM-14-16               Catalog No. 155828
              (10/16) ADA New                    (10/16) #264566
              Biz/Inforce

The following hereby amends, and to the extent inconsistent replaces, the corresponding paragraph in the "Examples":

   The charges used in the example are the maximum expenses. The Guaranteed Rate Accounts, Guaranteed Interest Option and Money Market Guarantee Account are not covered by the fee table and example. However, the ongoing expenses do apply to the Guaranteed Rate Accounts, Guaranteed Interest Option and Money Market Guarantee Account. This example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance.

The following hereby amends, and to the extent inconsistent replaces, the corresponding paragraph in "Program investment options - Investment options":

   You may choose from any of the variable investment options under the Program. We call the variable investment options the "Funds". You can also choose our guaranteed options, the Guaranteed Interest Option and the Money Market Guarantee Account. The 3-year Guaranteed Rate Account and a 5-year Guaranteed Rate Account, which were closed to contributions, transfers and loan repayments on July 10, 2015, Guaranteed Interest Option and our Money Market Guarantee Account are referred to in the prospectus solely for the purpose of providing a more complete understanding of how the Funds operate with other investment options available under the Program.

The following hereby amends, and to the extent inconsistent replaces, the corresponding paragraphs in "Program investment options - The guaranteed options":

   We offer several different guaranteed options:

      .   two Guaranteed Rate Accounts (GRAs),

      .   Guaranteed Interest Option (GIO), and

      .   our Money Market Guarantee Account.

   We guarantee the amount of your contributions to the guaranteed options and the interest credited. Contributions to the GRAs and GIO become part of our general account, which supports all of our insurance and annuity guarantees as well as our general obligations. The general account, as part of our insurance and annuity operations, is subject to regulation and supervision by the New York Department of Financial Services and to insurance laws and regulations of all jurisdictions in which we are authorized to do business. Interests in the general account have not been registered under the Securities Act of 1933, nor is the general account registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the Securities Act of 1933 or Investment Company Act of 1940. Disclosures relating to interests in the general account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement.

The following hereby supplements "Program investment options":

   Guaranteed Interest Option

   The Guaranteed Interest Option will be available as an investment option on or about November 28, 2016. The GIO is part of our general account, pays interest at guaranteed rates, and provides an investment option in which the value of the principal will not fluctuate. Contributions allocated to the GIO will receive the interest rate in effect for that business day.

   We credit interest daily to amounts in the GIO. We set interest rates monthly. All interest rates are effective annual rates net of program expense and other expenses. Your lifetime minimum rate is 1.00%. The current interest rate will never be less than the lifetime minimum rate.

   Transfers to and from the GIO to other investment options are permitted. Withdrawals are also permitted from the GIO, subject to a market value adjustment if plan-initiated. See "Procedures for withdrawals, distributions and transfers - Plan-initiated withdrawals and the market value adjustment" in the SAI for more information.

Section 2, formerly titled "How we value your account balance in the funds" is hereby renamed "How we value your account balance" and the following hereby supplements "How we value your account balance":

   We credit the full amount of your contributions under the Program. At any time, your value under the Program is the "account balance" in the Funds, the GRAs, GIO and the Money Market Guarantee Account to which you have allocated contributions. These amounts are subject to certain fees and charges that are reflected in your account balance, as applicable. See "Charges and expenses" in your prospectus.

The following hereby amends, and to the extent inconsistent replaces, the corresponding paragraph in "The Program - Distributions from the investment options":

   Amounts in the Funds, Guaranteed Interest Option and Money Market Guarantee Account. These are generally available for distribution at any time, subject to the provisions of your plan. However, there may be a delay for withdrawals from the Funds if there is any delay in redemptions from the corresponding portfolio of the Investment Trusts.

The following hereby amends, and to the extent inconsistent replaces, the corresponding paragraph in "Charges and expenses - Program expense charge":

   We apply the Program expense charge toward the cost of maintenance of the investment and options, the promotion of the Program, Funds, Guaranteed Rate Accounts, Guaranteed Interest Option, Money Market Guarantee Account, administrative costs, such as enrollment and answering participant inquiries, and overhead expenses such as salaries, rent, postage, telephone, travel, legal, actuarial, accounting costs, office equipment and stationery. During 2015 we received $7,800,532 compensation under the Program Expense Charge.

The following hereby amends, and to the extent inconsistent replaces, the corresponding paragraph in "More information - About the general account":

   Our general obligations and any guaranteed benefits under the contract, including those that apply to the GRAs, GIO and Money Market Guarantee Account, are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. An owner should look to the financial strength of AXA Equitable for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the Funds.


             Copyright 2016 AXA Equitable Life Insurance Company.
                             All rights reserved.
                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234

AXA Equitable Life Insurance Company

Supplement dated October 28, 2016 to the Statement of Additional Information
for the American Dental Association Members Retirement Program dated May 1, 2016
--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced Statement of Additional Information. You should read this Supplement in conjunction with the Statement of Additional Information and retain it for future reference. Unless otherwise indicated, all other information included in the Statement of Additional Information remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Statement of Additional Information. We will send you a copy of any Statement of Additional Information or supplement without charge upon request. Please contact the customer service center referenced in your Statement of Additional Information.

This Supplement summarizes information contained in a rider that provides a Guaranteed Interest Option ("GIO") for the contracts to which the Statement of Additional Information relates.

The following hereby supplements the information in "Procedures for withdrawals, distributions and transfers":

Distributions applicable to GIO upon plan termination or owner termination of contract. In the event of Plan termination or Owner termination of participation in the Contract, withdrawals from the GIO and any Benefit Distributions will be available and paid in accordance with the terms of the Contract (including applicable riders). Please see the Contract (including applicable riders) for information.

Plan-initiated withdrawals and the market value adjustment. The Market Value Adjustment only applies to certain withdrawals from the GIO that may occur if
(1) the Plan terminates, in whole or in part, without immediate establishment of a successor plan sponsored by the Employer or (2) the Owner terminates its participation in the contract. Except as described below, we will generally pay such post-termination withdrawals in annual installments over a five-year period, and those withdrawals will not be subject to any Market Value Adjustment.

A Market Value Adjustment will apply only when, following a termination described in clause (1) or (2) above, we (a) elect to pay any amount withdrawn from the Guaranteed Interest Option in a single lump sum in lieu of installment payments (in which case the MVA cannot exceed 7%) or (b) agree, in our discretion, to make such a single lump sum payment in lieu of installment payments at the request of the Owner (if clause (1) applies) or the Employer (if clause (2) applies). Absent such a request, however, we generally do not have the right to elect to make such a single lump sum payment unless the aggregate amount held in the GIO with respect to the plan is less than $1,000,000.

After any applicable Market Value Adjustment, no single lump sum payment will not be less than the sum of (a) all amounts, other than interest, allocated or transferred to the Guaranteed Interest Option with respect to the Participant and not subsequently withdrawn, transferred or deducted therefrom, and (b) interest earned on such amounts, accrued at the respective minimum guaranteed rate.

The term "Market Value Adjustment" means the greater of (A) zero, and (B) a percentage equal to:

(i)the sum of all market value adjustments for quarterly generations in the Guaranteed Interest Option, as determined pursuant to the next paragraph, with respect to the Plan as of the "Effective Date of Withdrawal," divided by

(ii)the amount held in the Guaranteed Interest Option with respect to the Plan as of the Effective Date of Withdrawal.

For purposes of such calculation, the Guaranteed Interest Option will be deemed to consist of a series of quarterly generations ("QGs"), one for each calendar quarter during which the Plan participated in the Guaranteed Interest Option.

The Market Value Adjustment for each such quarterly generation is the product of (A), (B) and (C) as follows:

(A)the amount of the Plan's "net cash flow" in the given quarterly generation as of the Effective Date of Withdrawal;

(B)the rate equal to

    (1)the interest rate, as of the applicable "Calculation Date," for a five-year Treasury bond, minus

    (2)the "average interest rate," during the calendar quarter in which such quarterly generation was first established, for five-year Treasury bonds, less up to 0.25%, subject to the following provisions of this subsection;

(C)the fraction equal to the number of calendar days from the Effective Date of Withdrawal which occasioned this calculation to the maturity date for the given quarterly generation divided by 365. Such maturity date will be the quinquennial anniversary of the first Business Day of the given quarterly generation.

"Effective Date of Withdrawal" for this purpose means the Business Day on which we are to make payment of the requested withdrawal.

"Calculation Date" for this purpose means the Business Day on which AXA Equitable receives the Owner's request for payment or, if that day is not a Business Day, we will use the next Business Day.

The "average interest rate" with respect to a given quarterly generation whose first Business Day was more than five years before the Calculation Date will be the average interest rate for the most recent calendar quarter whose first Business Day was a quinquennial anniversary of the first Business Day of the given quarterly generation.

The Plan's "net cash flow" in a given quarterly generation is the sum of all allocations (including interest credited) and transfers to, minus all withdrawals, deductions and transfers from, the Guaranteed Interest Option with respect to such quarterly generation. We may, to the extent that such data are unavailable on the Calculation Date, estimate the applicable amount on the basis of appropriate historical data. The interest rate on a five-year Treasury bond will be determined by using the applicable rate of interest (on an annual effective yield basis) specified in the United States Treasury Department's Constant Maturity Series for that date. If the interest rate associated with a five-year Treasury bond is not available in that series, the rate will be determined by linear interpolation between the next lower and next higher available maturities. The source for the United States Treasury Department's Constant Maturity Series will be the Federal Reserve Statistical Release F.15 Bulletin. If for any reason this series is not available, the interest rate will be based on a comparable series.

We may at any time substitute a bond of different maturity for the five-year Treasury bond referred to in this subsection, provided that (i) any such change will apply only to Plans which begin participation under this Contract after such change, and (ii) such change will be made by advance written notice to the Owner. In such event, the references in this subsection to "five years" and "quinquennial anniversary" will be deemed to have been correspondingly changed.

Expressed as a formula, the Market Value Adjustment is equal to:

MVA = Greater of zero or ($MVA) / (GIO account value on the Effective Date of Withdrawal)

where:

$MVA = greater of zero or (sigma) QMVAs

For each quarterly generation, the QMVA can be calculated as follows:

QMVA = (Employer plan's Net Cash Flow in GIO) x (Calculation Date Rate - QG Average Rate) x (MVA period / 365)

Net Cash Flow:

Within a given calendar quarter, the net cash flow (at plan level) equals (a) -
(b), where:

   (a) = sum of all contributions, interest credited, and transfers into the GIO; and

   (b) = sum of all withdrawals, deductions and transfers from the GIO.

In other words, Net Cash Flow equals the net change in the GIO account balance for the entire plan.

Quarterly Generation (QG):

Each calendar quarter in which a plan participates in the GIO constitutes a "quarterly generation".

Maturity Date for a Quarterly Generation:

Each quarterly generation matures 5 years from the first Business Day of the quarterly generation, i.e., its "quinquennial anniversary".

QG Average Rate:

The average rate of the 5-year Treasury bond during the calendar quarter beginning the 5-year period containing the time of withdrawal. The beginning of the 5-year period is either (a) the first business day of the calendar quarter of the QG, if the Calculation Date is less than 5 years from the first business day of the QG, or (b) the first business day of the most recent calendar quarter whose first business day was a quinquennial anniversary of the first business day of the QG. For example, if the withdrawal was made within the first five years after the QG, then the average rate for the calendar quarter of the QG is chosen. Similarly, if the withdrawal is made more than five years after the QG, but less than ten years after the QG, then the average rate for the calendar quarter of the QG + 5 years is chosen. AXA reserves the right to reduce the five-year bond rate by 0.25%.

Calculation Date Rate:

The 5-year treasury bond rate as of the Calculation Date.

MVA period:

The number of calendar days from the Effective Date of Withdrawal to the maturity date of the QG.

The following example illustrates a hypothetical MVA calculation:

       Initial QG Calendar Quarter Beginning:    07/01/2015
       Contribution:                             07/15/2015 $10,000.00
       Effective Date of Withdrawal:             05/10/2017
       GIO Account Value at Date of Withdrawal:             $10,995.00
       Calculation Date Rate:                    6.50%

                  QG        QG     Current    MVA
      Net Cash Beginning  Average  Maturity  Period
  QG    Flow     Date      Rate      Date    (days)  QMVA    QMVA Calculation
  --  -------- ---------- ------- ---------- ------ -------  ----------------
  1                                                          QMVA1 = 10100 x
                                                              (0.065-0.049) x
      $10,100  07/01/2015  4.90%  06/30/2020  1147  $507.82   (1147/365)
  2                                                          QMVA2 = 125 x
                                                              (0.065-0.049) x
      $   125  10/01/2015  4.90%  09/30/2020  1239  $  6.79   (1239/365)
  3                                                          QMVA3 = 130 x
                                                              (0.065-0.052) x
      $   130  01/01/2016  5.20%  12/31/2020  1331  $  6.16   (1331/365)
  4                                                          QMVA4 = 135 x
                                                              (0.065-0.054) x
      $   135  04/01/2016  5.40%  03/31/2021  1421  $  5.78   (1421/365)
  5                                                          QMVA5 = 140 x
                                                              (0.065-0.06) x
      $   140  07/01/2016  6.00%  06/30/2021  1512  $  2.90   (1512/365)
  6                                                          QMVA6 = 145 x
                                                              (0.065-0.06) x
      $   145  10/01/2016  6.00%  09/30/2021  1604  $  3.19   (1604/365)

                  QG        QG     Current    MVA
      Net Cash Beginning  Average  Maturity  Period
  QG    Flow     Date      Rate      Date    (days)  QMVA    QMVA Calculation
  --  -------- ---------- ------- ---------- ------ -------  ----------------
  7                                                          QMVA7 = 150 x
                                                              (0.065-0.061) x
      $   150  01/01/2017  6.10%  12/31/2021  1696  $  2.79   (1696/365)
  8                                                          QMVA8 = 70 x
                                                              (0.065-0.062) x
      $    70  04/01/2017  6.20%  03/31/2022  1786  $  1.03   (1786/365)
      -------                                       -------
      $10,995                                       $536.46
      -------                                       -------

      $MVA = sum of the QMVAs = $536.46
      MVA = $536.46 / $10,995.00 = 4.879127%

In this example, the total funds returned after the application of the $536.46 Market Value Adjustment is $10,458.54.




             Copyright 2016 AXA Equitable Life Insurance Company.
                             All rights reserved.
                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234